SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Massachusetts Tax-Free Fund
Class A, Class C, Class S, Class T
The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” section of the fund’s summary section of the fund’s prospectuses:
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates following periods of low rates, including the current low rate period. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. If these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes, the fund could be adversely affected by periods of heightened volatility and uncertainty.
London Interbank Offered Rate (LIBOR), the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021. The fund or the instruments in which the fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the fund of the transition away from LIBOR.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.
Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.
For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.
Certain sectors of the municipal securities market such as hospitals, airports and mass transit providers may be disproportionately impacted by COVID-19 related cost increases and revenue declines, potentially resulting in heightened credit risk for issuers in these sectors.
Focus risk – Massachusetts municipal securities. Because the fund focuses its investments in Massachusetts municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting Massachusetts. For example, industries significant to the state’s economy, such as the technology, biotech, financial services or healthcare industries could experience downturns or fail to develop as expected, hurting the local economy. Fluctuations in unemployment levels or in the state or national economy could result in decreased tax revenues, including decreases in personal income tax, corporate business tax, or sales and use tax revenues, and other sources of revenue. Massachusetts could also face severe fiscal difficulties, for example, an economic downturn, increased expenditures on domestic security or reduced monetary support from the federal government. For example, the pandemic spread of the novel coronavirus known as COVID-19 has significantly stressed the financial resources of the state and its municipalities, which may impair the issuer's ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund. A default or
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credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all Massachusetts municipal securities and hurt the fund’s performance.
Over time, these issues may impair the ability of the state, municipalities, or other authorities to repay their obligations or to pay debt service on those obligations and could result in a downgrade of Massachusetts' credit rating or the ratings of authorities or political subdivisions of Massachusetts, which may negatively impact the value of bonds issued by those entities.
The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” section of the “FUND DETAILS” section of the fund's prospectuses:
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates following periods of low rates, including the current low rate period. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. If these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes, the fund could be adversely affected by periods of heightened volatility and uncertainty.
London Interbank Offered Rate (LIBOR), the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021. The fund or the instruments in which the fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the fund of the transition away from LIBOR.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.
Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.
For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.
Certain sectors of the municipal securities market such as hospitals, airports and mass transit providers may be disproportionately impacted by COVID-19 related cost increases and revenue declines, potentially resulting in heightened credit risk for issuers in these sectors.
Focus risk – Massachusetts municipal securities. Because the fund focuses its investments in Massachusetts municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting Massachusetts. For example, industries significant to the state’s economy, such as the technology, biotech, financial services or healthcare industries could experience downturns or fail to develop as
December 30, 2020
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expected, hurting the local economy. Fluctuations in unemployment levels or in the state or national economy could result in decreased tax revenues, including decreases in personal income tax, corporate business tax, or sales and use tax revenues, and other sources of revenue. Massachusetts could also face severe fiscal difficulties, for example, an economic downturn, increased expenditures on domestic security or reduced monetary support from the federal government. For example, the pandemic spread of the novel coronavirus known as COVID-19 has significantly stressed the financial resources of the state and its municipalities, which may impair the issuer's ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all Massachusetts municipal securities and hurt the fund’s performance.
Over time, these issues may impair the ability of the state, municipalities, or other authorities to repay their obligations or to pay debt service on those obligations and could result in a downgrade of Massachusetts' credit rating or the ratings of authorities or political subdivisions of Massachusetts, which may negatively impact the value of bonds issued by those entities.
Factors contributing to the economic stress on the state and its municipalities may include the costs associated with combatting the COVID-19 pandemic, lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and lower revenues generated by projects and facilities backing revenue bonds due to closures, curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience.
Please Retain This Supplement for Future Reference
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